Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	4,164,624
Proposed Maximum Offering Price per Unit	251.6
Maximum Aggregate Offering Price	$ 1,047,819,398.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 144,703.86
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock.
(b) The Amount Registered represents an automatic annual increase equal to (i) 4,163,624 shares of Registrant’s common stock, which is 5% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the immediately preceding fiscal year to the aggregate number of shares of the Registrant’s common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2016 Equity Incentive Plan (as amended, the “2016 Plan”), (ii) 1,000 shares of the Registrant's common stock that have become available for issuance under the 2016 Plan as a result of the forfeiture, termination, expiration or repurchase of stock options or other stock awards that have been granted under the Registrant's 2008 Stock Incentive Plan and (iii) 832,725 shares of the Registrant's common stock, which is 1% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the immediately preceding fiscal year to the aggregate number of shares of the Registrant’s common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2017 Employee Stock Purchase Plan (the “2017 ESPP”).
The Proposed Maximum Offering Price Per Share is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($245.74) and low ($257.45) prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on March 4, 2026. Under the 2017 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s common stock on the offering date or the purchase date, whichever is less. The Amount of Registration Fee is rounded up to the nearest penny.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	832,725
Proposed Maximum Offering Price per Unit	213.86
Maximum Aggregate Offering Price	$ 178,086,568.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,593.76
Offering Note	(a) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock.
(b) The Amount Registered represents an automatic annual increase equal to (i) 4,163,624 shares of Registrant’s common stock, which is 5% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the immediately preceding fiscal year to the aggregate number of shares of the Registrant’s common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2016 Equity Incentive Plan (as amended, the “2016 Plan”), (ii) 1,000 shares of the Registrant's common stock that have become available for issuance under the 2016 Plan as a result of the forfeiture, termination, expiration or repurchase of stock options or other stock awards that have been granted under the Registrant's 2008 Stock Incentive Plan and (iii) 832,725 shares of the Registrant's common stock, which is 1% of the total number of shares of the Registrant’s capital stock outstanding on the last day of the immediately preceding fiscal year to the aggregate number of shares of the Registrant’s common stock reserved for issuance under, and which annual increase is provided by, the Registrant’s 2017 Employee Stock Purchase Plan (the “2017 ESPP”).
The Proposed Maximum Offering Price Per Share is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high ($245.74) and low ($257.45) prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on March 4, 2026. Under the 2017 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s common stock on the offering date or the purchase date, whichever is less. The Amount of Registration Fee is rounded up to the nearest penny.